BUSINESS COMBINATIONS - Supplemental Pro Forma Information (Details) - Romeo Power, Inc - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Total revenues	$ 55,985	$ 6,621
Net loss	(963,939)	(699,928)
Net loss attributable to common shareholders, basic	(963,939)	(699,928)
Net loss attributable to common shareholders, diluted	$ (963,939)	$ (699,928)
Basic (in dollars per share)	$ (2.10)	$ (1.66)
Diluted (in dollars per share)	$ (2.10)	$ (1.67)